FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Government bonds	$ 410	$ 427
Corporate bonds	215	237
Equity fund	229	226
Foreign currency derivative contracts		156
Total financial assets	854	1,046
Liabilities:
Contingent consideration	3,981	1,942
Total financials liabilities	3,981	1,942
Fair Value, Inputs, Level 1 [Member]
Assets:
Government bonds	410	427
Corporate bonds	0	0
Equity fund	229	226
Foreign currency derivative contracts		0
Total financial assets	639	653
Liabilities:
Contingent consideration	0	0
Total financials liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Government bonds	0	0
Corporate bonds	215	237
Equity fund	0	0
Foreign currency derivative contracts		156
Total financial assets	215	393
Liabilities:
Contingent consideration	0	0
Total financials liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Government bonds	0	0
Corporate bonds	0	0
Equity fund	0	0
Foreign currency derivative contracts		0
Total financial assets	0	0
Liabilities:
Contingent consideration	3,981	1,942
Total financials liabilities	$ 3,981	$ 1,942